UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2018

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

	Principal Amount	Value
Asset-Backed Securities—6.8%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	$1,245,000	$1,235,354
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	2,115,000	2,117,375
AmeriCredit Automobile Receivables Trust:
Series 2016-4, Cl. D, 2.74%, 12/8/22	2,500,000	2,462,155
Series 2017-1, Cl. D, 3.13%, 1/18/23	2,850,000	2,826,084
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,405,000	2,394,310
Series 2017-4, Cl. D, 3.08%, 12/18/23	2,140,000	2,104,896
CarMax Auto Owner Trust:
Series 2016-3, Cl. D, 2.94%, 1/17/23	955,000	942,900
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,150,000	2,114,578
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,861,102
Series 2018-1, Cl. D, 3.37%, 7/15/24	550,000	545,901
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	1,810,000	1,776,882
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	190,000	187,850
CPS Auto Receivables Trust, Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	785,000	778,716
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Cl. C, 3.60%, 4/15/25[1]	2,010,000	2,006,645
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	270,000	266,481
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,455,000	1,442,969
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	880,000	886,026
Drive Auto Receivables Trust:
Series 2016-BA, Cl. D, 4.53%, 8/15/23[1]	3,000,000	3,052,761
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,340,000	1,357,210
Series 2017-3, Cl. C, 2.80%, 7/15/22	1,000,000	996,996
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	1,790,000	1,801,580
Series 2018-1, Cl. D, 3.81%, 5/15/24	2,635,000	2,632,491
Series 2018-2, Cl. D, 4.14%, 8/15/24	2,475,000	2,490,729
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,600,000	2,685,101
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	535,000	535,077
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	3,165,000	3,162,120
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	2,060,000	2,056,513
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	2,475,000	2,459,561
Series 2018-1A, Cl. B, 3.04%, 1/18/22[1]	1,150,000	1,146,377
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	2,825,000	2,940,508
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 5.391% [LIBOR01M+330], 9/27/21[1,2]	625,000	628,450
Series 2017-1, Cl. C, 3.641% [LIBOR01M+155], 6/27/22[1,2]	460,000	462,075
Series 2017-1, Cl. D, 4.391% [LIBOR01M+230], 6/27/22[1,2]	535,000	535,584
Santander Drive Auto Receivables Trust:
Series 2016-2, Cl. D, 3.39%, 4/15/22	3,000,000	3,009,241
Series 2017-1, Cl. D, 3.17%, 4/17/23	2,430,000	2,415,645
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,255,000	2,254,210
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,050,000	3,025,294
Series 2018-1, Cl. D, 3.32%, 3/15/24	810,000	797,497

1      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Asset-Backed Securities (Continued)
Santander Drive Auto Receivables Trust: (Continued)
Series 2018-2, Cl. D, 3.88%, 2/15/24	$1,305,000	$1,300,489
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]	1,425,000	1,405,593
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. D, 3.28%, 12/15/22[1]	568,000	564,760
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	1,285,000	1,277,932
Total Asset-Backed Securities (Cost $71,253,390)		70,944,018

Mortgage-Backed Obligations—75.2%
Government Agency—57.6%
FHLMC/FNMA/FHLB/Sponsored—50.9%
Federal Home Loan Mortgage Corp. Gold Pool:
4.00%, 5/1/27	2,609,313	2,683,595
4.50%, 5/1/19	5,719	5,766
5.50%, 1/1/24-9/1/24	2,393,857	2,463,610
6.00%, 10/1/22-10/1/29	1,044,204	1,147,921
6.50%, 4/1/21-4/1/34	1,078,537	1,200,955
7.00%, 10/1/31-10/1/37	532,287	590,963
7.50%, 1/1/32-9/1/33	2,061,723	2,375,243
7.50%, 8/1/37[3]	11,353,535	12,989,680
8.50%, 3/1/31	27,846	31,191
9.00%, 8/1/22-5/1/25	21,358	22,739
Federal Home Loan Mortgage Corp. Non Gold Pool, 11.00%, 11/1/20	2,613	2,625
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[4]	96,120	19,854
Series 205, Cl. IO, 56.219%, 9/1/29[4]	650,519	139,298
Series 206, Cl. IO, 99.999%, 12/15/29[4]	41,969	10,605
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	220,956	37,114
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	40,223,257	39,448,284
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[6]	128,896	110,607
Series 219, Cl. PO, 13.742%, 3/1/32[6]	388,001	335,684
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 2.723% [LIBOR01M+65], 6/15/21[2]	407	407
Series 151, Cl. F, 9.00%, 5/15/21	2,607	2,692
Series 1695, Cl. F, 2.265% [D11COF+137], 3/15/24[2]	435,033	446,586
Series 2035, Cl. PC, 6.95%, 3/15/28	366,981	398,693
Series 2084, Cl. ZC, 6.50%, 8/15/28	186,894	200,627
Series 2116, Cl. ZA, 6.00%, 1/15/29	227,507	241,781
Series 2122, Cl. FD, 2.423% [LIBOR01M+35], 2/15/29[2]	285,324	285,129
Series 2132, Cl. FN, 2.882% [LIBOR01M+90], 3/15/29[2]	358,650	365,677
Series 2148, Cl. ZA, 6.00%, 4/15/29	378,110	408,599
Series 2195, Cl. LH, 6.50%, 10/15/29	639,912	697,819
Series 2220, Cl. PD, 8.00%, 3/15/30	124,931	142,757
Series 2281, Cl. Z, 6.50%, 2/15/31	905,439	998,675
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,337,837	1,490,492
Series 2326, Cl. ZP, 6.50%, 6/15/31	304,885	328,432

2      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2344, Cl. FP, 3.023% [LIBOR01M+95], 8/15/31[2]	$215,826	$221,835
Series 2392, Cl. FB, 2.673% [LIBOR01M+60], 1/15/29[2]	58,846	59,775
Series 2396, Cl. FE, 2.673% [LIBOR01M+60], 12/15/31[2]	131,708	133,925
Series 2401, Cl. FA, 2.723% [LIBOR01M+65], 7/15/29[2]	80,796	82,122
Series 2427, Cl. ZM, 6.50%, 3/15/32	70,119	77,266
Series 2464, Cl. FI, 3.073% [LIBOR01M+100], 2/15/32[2]	123,150	126,118
Series 2470, Cl. LF, 3.073% [LIBOR01M+100], 2/15/32[2]	125,994	129,030
Series 2471, Cl. FD, 3.073% [LIBOR01M+100], 3/15/32[2]	170,343	174,494
Series 2481, Cl. AF, 2.623% [LIBOR01M+55], 3/15/32[2]	99,496	100,910
Series 2500, Cl. FD, 2.573% [LIBOR01M+50], 3/15/32[2]	196,017	197,142
Series 2504, Cl. FP, 2.573% [LIBOR01M+50], 3/15/32[2]	193,679	194,684
Series 2526, Cl. FE, 2.473% [LIBOR01M+40], 6/15/29[2]	222,528	222,807
Series 2530, Cl. FD, 2.573% [LIBOR01M+50], 2/15/32[2]	245,540	246,789
Series 2538, Cl. F, 2.673% [LIBOR01M+60], 12/15/32[2]	25,294	25,674
Series 2550, Cl. FI, 2.423% [LIBOR01M+35], 11/15/32[2]	49,735	49,915
Series 2551, Cl. FD, 2.473% [LIBOR01M+40], 1/15/33[2]	208,602	208,793
Series 2635, Cl. AG, 3.50%, 5/15/32	1,341,610	1,335,356
Series 2668, Cl. AZ, 4.00%, 9/15/18	4,218	4,217
Series 2676, Cl. KY, 5.00%, 9/15/23	531,757	551,952
Series 2707, Cl. QE, 4.50%, 11/15/18	58,147	58,213
Series 2708, Cl. N, 4.00%, 11/15/18	32,869	32,880
Series 2764, Cl. OE, 4.50%, 3/15/19	94,588	94,751
Series 2770, Cl. TW, 4.50%, 3/15/19	474,202	475,943
Series 2786, Cl. JD, 4.50%, 4/15/19	350,434	350,767
Series 2843, Cl. BC, 5.00%, 8/15/19	34,150	34,260
Series 3010, Cl. WB, 4.50%, 7/15/20	419,780	424,794
Series 3025, Cl. SJ, 17.148% [LIBOR01M+2,475], 8/15/35[2]	61,176	82,110
Series 3134, Cl. FA, 2.373% [LIBOR01M+30], 3/15/36[2]	3,195,423	3,199,176
Series 3342, Cl. FT, 2.523% [LIBOR01M+45], 7/15/37[2]	268,016	269,143
Series 3645, Cl. EH, 3.00%, 12/15/20	589,888	590,292
Series 3659, Cl. DE, 2.00%, 3/15/19	73,926	73,762
Series 3741, Cl. PA, 2.15%, 2/15/35	319,276	318,926
Series 3800, Cl. CD, 3.10%, 3/15/25	2,529,432	2,537,864
Series 3804, Cl. WJ, 3.50%, 3/15/39	265,363	265,643
Series 3815, Cl. BD, 3.00%, 10/15/20	20,209	20,208
Series 3822, Cl. JA, 5.00%, 6/15/40	68,386	70,213
Series 3840, Cl. CA, 2.00%, 9/15/18	9,146	9,136
Series 3848, Cl. WL, 4.00%, 4/15/40	1,117,580	1,129,110
Series 3857, Cl. GL, 3.00%, 5/15/40	1,207,489	1,214,993
Series 3887, Cl. NC, 3.00%, 7/15/26	519,793	515,328
Series 3917, Cl. BA, 4.00%, 6/15/38	446,004	443,005
Series 3935, Cl. NA, 3.50%, 10/15/26	2,333,032	2,345,680
Series 3974, Cl. C, 3.00%, 1/15/26	13,398,379	13,393,638
Series 4016, Cl. AB, 2.00%, 9/15/25	6,659,173	6,586,908
Series 4057, Cl. QI, 4.903%, 6/15/27[4]	3,176,725	269,722
Series 4109, Cl. KD, 3.00%, 5/15/32	270,733	269,658
Series 4221, Cl. HJ, 1.50%, 7/15/23	6,119,881	5,975,065

3      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 4253, Cl. TD, 2.00%, 7/15/40	$1,433,142	$1,429,698
Series 4285, Cl. BA, 2.00%, 12/15/23	1,325,590	1,295,187
Series 4399, Cl. A, 2.50%, 7/15/24	129,887	129,609
Series 4446, Cl. PL, 2.50%, 7/15/38	2,867,697	2,766,732
Series 4459, Cl. ND, 5.50%, 4/15/25	82,745	83,474
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[4]	133,671	13,887
Series 2079, Cl. S, 99.999%, 7/17/28[4]	239,953	29,867
Series 2493, Cl. S, 19.735%, 9/15/29[4]	172,611	27,832
Series 2526, Cl. SE, 48.775%, 6/15/29[4]	307,450	45,455
Series 2795, Cl. SH, 99.999%, 3/15/24[4]	1,812,801	137,513
Series 2796, Cl. SD, 86.563%, 7/15/26[4]	72,324	8,698
Series 2920, Cl. S, 20.155%, 1/15/35[4]	1,832,178	252,580
Series 2922, Cl. SE, 18.881%, 2/15/35[4]	306,575	39,473
Series 2981, Cl. AS, 2.173%, 5/15/35[4]	589,686	62,876
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	40,108	6,410
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	64,127	5,709
Series 3450, Cl. BI, 10.998%, 5/15/38[4]	1,931,925	263,210
Series 3606, Cl. SN, 15.072%, 12/15/39[4]	517,262	64,501
Series 4136, Cl. MI, 3.059%, 11/15/27[4]	3,703,807	331,102
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 2.573% [LIBOR01M+50], 5/15/36[2]	1,611,221	1,621,151
Federal National Mortgage Assn.:
2.50%, 7/1/33[3]	8,690,000	8,446,028
3.00%, 7/1/33-8/1/48[3]	28,990,000	28,236,980
3.50%, 7/1/33-8/1/48[3]	51,025,000	51,021,146
4.00%, 8/1/48[3]	21,105,000	21,485,880
4.50%, 8/1/48[3]	90,190,000	93,750,038
5.00%, 8/1/48[3]	14,050,000	14,856,573
Federal National Mortgage Assn. Pool:
3.07%, 10/1/18	1,590,840	1,588,707
3.50%, 8/1/40	1,082,139	1,084,463
4.00%, 4/1/24-3/1/31	40,606,255	41,700,989
4.50%, 9/1/18-1/1/27	4,396,928	4,462,587
4.88%, 9/1/19	3,492,565	3,556,722
5.00%, 8/1/18-3/1/25	4,535,896	4,662,582
5.50%, 9/1/19-9/1/25	24,978,685	25,703,942
6.00%, 1/1/21-2/1/40	21,260,263	22,167,603
6.50%, 10/1/19-1/1/34	4,352,841	4,806,560
7.00%, 1/1/30-2/1/36	3,716,937	4,179,793
7.50%, 2/1/27-8/1/33	5,090,670	5,785,679
8.50%, 7/1/32	16,558	16,839
9.00%, 8/1/19	584	588
9.50%, 11/1/21	240	242
11.00%, 7/20/19	54	54

4      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[4]	$355,465	$45,857
Series 254, Cl. 2, 99.999%, 1/25/24[4]	477,830	67,304
Series 294, Cl. 2, 99.999%, 2/25/28[4]	666,833	146,968
Series 301, Cl. 2, 19.345%, 4/25/29[4]	253,778	53,220
Series 321, Cl. 2, 30.679%, 4/25/32[4]	1,540,173	364,591
Series 324, Cl. 2, 10.909%, 7/25/32[4]	516,404	125,155
Series 331, Cl. 10, 25.643%, 2/25/33[4]	794,327	191,569
Series 331, Cl. 4, 7.415%, 2/25/33[4]	546,637	99,200
Series 331, Cl. 5, 26.484%, 2/25/33[4]	861,109	155,288
Series 331, Cl. 6, 13.138%, 2/25/33[4]	846,715	170,493
Series 334, Cl. 10, 8.133%, 2/25/33[4]	328,995	57,428
Series 339, Cl. 15, 7.617%, 10/25/33[4]	283,804	62,811
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	553,403	122,116
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	571,777	112,456
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	407,173	88,454
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	199,406	43,524
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	602,662	147,146
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	315,745	62,178
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.35%, 9/25/32[6]	107,519	91,726
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1991-109, Cl. Z, 8.50%, 9/25/21	4,319	4,512
Series 1997-16, Cl. PD, 7.00%, 3/18/27	512,080	552,128
Series 1998-59, Cl. Z, 6.50%, 10/25/28	62,401	68,887
Series 1999-54, Cl. LH, 6.50%, 11/25/29	305,852	332,063
Series 2001-69, Cl. PF, 3.091% [LIBOR01M+100], 12/25/31[2]	301,995	309,159
Series 2002-29, Cl. F, 3.091% [LIBOR01M+100], 4/25/32[2]	140,806	144,309
Series 2002-39, Cl. FD, 3.085% [LIBOR01M+100], 3/18/32[2]	303,725	312,499
Series 2002-52, Cl. FD, 2.591% [LIBOR01M+50], 9/25/32[2]	253,204	255,112
Series 2002-53, Cl. FY, 2.591% [LIBOR01M+50], 8/25/32[2]	155,321	155,778
Series 2002-64, Cl. FJ, 3.091% [LIBOR01M+100], 4/25/32[2]	43,394	44,474
Series 2002-65, Cl. FB, 3.091% [LIBOR01M+100], 7/25/32[2]	236,888	242,681
Series 2002-68, Cl. FH, 2.585% [LIBOR01M+50], 10/18/32[2]	81,283	81,662
Series 2002-77, Cl. TF, 3.085% [LIBOR01M+100], 12/18/32[2]	498,341	510,337
Series 2002-82, Cl. FE, 3.091% [LIBOR01M+100], 12/25/32[2]	224,083	229,688
Series 2002-90, Cl. FJ, 2.591% [LIBOR01M+50], 9/25/32[2]	88,965	89,326
Series 2002-90, Cl. FM, 2.591% [LIBOR01M+50], 9/25/32[2]	85,543	85,891
Series 2003-100, Cl. PA, 5.00%, 10/25/18	23,128	23,116
Series 2003-112, Cl. AN, 4.00%, 11/25/18	16,962	16,971
Series 2003-116, Cl. FA, 2.491% [LIBOR01M+40], 11/25/33[2]	149,544	149,701
Series 2003-130, Cl. CS, 9.918% [-2 x LIBOR01M+1,410], 12/25/33[2]	132,441	136,488
Series 2003-21, Cl. FK, 2.491% [LIBOR01M+40], 3/25/33[2]	12,655	12,672
Series 2003-26, Cl. XF, 2.541% [LIBOR01M+45], 3/25/23[2]	93,524	93,599
Series 2003-84, Cl. GE, 4.50%, 9/25/18	9,577	9,570
Series 2004-25, Cl. PC, 5.50%, 1/25/34	92,293	92,908
Series 2004-72, Cl. FB, 2.591% [LIBOR01M+50], 9/25/34[2]	1,457,981	1,469,348
Series 2005-109, Cl. AH, 5.50%, 12/25/25	2,335,760	2,430,229

5      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2005-45, Cl. XA, 2.431% [LIBOR01M+34], 6/25/35[2]	$2,082,561	$2,084,772
Series 2005-67, Cl. BF, 2.441% [LIBOR01M+35], 8/25/35[2]	786,724	786,145
Series 2005-85, Cl. FA, 2.441% [LIBOR01M+35], 10/25/35[2]	1,616,146	1,616,581
Series 2006-11, Cl. PS, 16.899% [-3.667 x LIBOR01M+2,456.67], 3/25/36[2]	285,044	410,834
Series 2006-46, Cl. SW, 16.532% [-3.667 x LIBOR01M+2,419.92], 6/25/36[2]	242,545	331,265
Series 2006-50, Cl. KS, 16.533% [-3.667 x LIBOR01M+2,420], 6/25/36[2]	182,123	257,016
Series 2006-50, Cl. SK, 16.533% [-3.667 x LIBOR01M+2,420], 6/25/36[2]	71,656	99,230
Series 2007-113, Cl. DB, 4.50%, 12/25/22	1,929,824	1,948,076
Series 2007-79, Cl. FA, 2.541% [LIBOR01M+45], 8/25/37[2]	407,630	407,849
Series 2008-14, Cl. BA, 4.25%, 3/25/23	77,723	77,928
Series 2008-15, Cl. JN, 4.50%, 2/25/23	442,251	445,692
Series 2008-24, Cl. DY, 5.00%, 4/25/23	14,926	15,040
Series 2008-75, Cl. DB, 4.50%, 9/25/23	86,117	86,200
Series 2008-77, Cl. EB, 4.50%, 9/25/23	572,690	579,353
Series 2009-113, Cl. DB, 3.00%, 12/25/20	542,472	542,440
Series 2009-36, Cl. FA, 3.031% [LIBOR01M+94], 6/25/37[2]	1,702,297	1,741,682
Series 2009-70, Cl. NL, 3.00%, 8/25/19	79,223	79,149
Series 2009-70, Cl. NT, 4.00%, 8/25/19	13,341	13,352
Series 2009-70, Cl. TL, 4.00%, 8/25/19	54,035	54,028
Series 2010-137, Cl. CJ, 2.50%, 12/25/25	4,855,848	4,821,838
Series 2010-43, Cl. KG, 3.00%, 1/25/21	110,206	110,268
Series 2010-99, Cl. DP, 3.00%, 8/25/39	2,022,399	2,024,120
Series 2011-104, Cl. MA, 2.50%, 10/25/26	368,216	361,478
Series 2011-122, Cl. EC, 1.50%, 1/25/20	341,049	338,438
Series 2011-15, Cl. DA, 4.00%, 3/25/41	763,323	760,479
Series 2011-3, Cl. EL, 3.00%, 5/25/20	673,342	672,810
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,334,587	1,389,926
Series 2011-38, Cl. AH, 2.75%, 5/25/20	9,019	9,009
Series 2011-44, Cl. B, 4.00%, 7/25/24	2,834,485	2,913,895
Series 2011-44, Cl. EA, 3.00%, 6/25/24	68,795	68,800
Series 2011-45, Cl. NG, 3.00%, 3/25/25	179,304	179,387
Series 2011-45, Cl. TE, 3.00%, 3/25/25	363,330	363,139
Series 2011-50, Cl. PA, 4.00%, 12/25/40	890,969	905,741
Series 2011-58, Cl. AC, 2.50%, 6/25/24	313,065	312,596
Series 2011-6, Cl. BA, 2.75%, 6/25/20	121,825	122,504
Series 2011-82, Cl. AD, 4.00%, 8/25/26	465,736	466,883
Series 2011-88, Cl. AB, 2.50%, 9/25/26	23,910	23,889
Series 2011-90, Cl. AL, 3.50%, 9/25/23	638,051	644,104
Series 2012-127, Cl. DH, 4.00%, 11/25/27	3,353,971	3,385,615
Series 2012-14, Cl. BA, 3.00%, 8/25/37	2,044,669	2,039,481
Series 2012-20, Cl. FD, 2.491% [LIBOR01M+40], 3/25/42[2]	432,365	432,693
Series 2013-100, Cl. CA, 4.00%, 3/25/39	7,591,129	7,728,419
Series 2013-22, Cl. JA, 3.50%, 3/25/43	764,876	762,509

6      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2014-66, Cl. QE, 2.00%, 1/25/40	$12,586,949	$12,360,476
Series 2015-61, Cl. PA, 2.00%, 5/25/44	2,365,628	2,258,837
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 33.173%, 12/18/31[4]	212,195	32,147
Series 2001-68, Cl. SC, 22.764%, 11/25/31[4]	196,014	31,899
Series 2001-81, Cl. S, 7.695%, 1/25/32[4]	146,000	24,032
Series 2002-28, Cl. SA, 7.805%, 4/25/32[4]	147,820	24,859
Series 2002-38, Cl. SO, 16.394%, 4/25/32[4]	274,710	39,327
Series 2002-39, Cl. SD, 37.361%, 3/18/32[4]	294,773	52,086
Series 2002-48, Cl. S, 10.681%, 7/25/32[4]	232,436	41,399
Series 2002-52, Cl. SD, 40.417%, 9/25/32[4]	253,204	43,067
Series 2002-52, Cl. SL, 7.352%, 9/25/32[4]	154,357	26,995
Series 2002-53, Cl. SK, 39.829%, 4/25/32[4]	171,994	31,150
Series 2002-56, Cl. SN, 9.945%, 7/25/32[4]	315,688	56,228
Series 2002-60, Cl. SM, 0.00%, 8/25/32[4,5]	373,540	50,733
Series 2002-77, Cl. IS, 35.113%, 12/18/32[4]	393,208	69,645
Series 2002-77, Cl. SH, 14.993%, 12/18/32[4]	205,401	32,364
Series 2002-9, Cl. MS, 8.114%, 3/25/32[4]	233,028	42,021
Series 2003-33, Cl. IA, 10.706%, 5/25/33[4]	46,477	9,663
Series 2003-33, Cl. SP, 7.857%, 5/25/33[4]	505,274	98,623
Series 2003-4, Cl. S, 3.877%, 2/25/33[4]	278,449	52,568
Series 2005-12, Cl. SC, 25.027%, 3/25/35[4]	145,948	19,912
Series 2005-14, Cl. SE, 16.769%, 3/25/35[4]	2,229,869	244,340
Series 2005-40, Cl. SA, 27.577%, 5/25/35[4]	897,738	118,467
Series 2005-52, Cl. JH, 30.812%, 5/25/35[4]	446,975	53,542
Series 2005-63, Cl. SA, 6.122%, 10/25/31[4]	756,898	100,422
Series 2005-63, Cl. X, 40.884%, 10/25/31[4]	8,960	248
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	8,969	803
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	10,316	514
Series 2009-85, Cl. IO, 0.00%, 10/25/24[4,5]	3,144	86
Series 2011-96, Cl. SA, 7.821%, 10/25/41[4]	394,810	53,273
Series 2012-134, Cl. SA, 2.33%, 12/25/42[4]	1,274,761	213,073
Series 2012-40, Cl. PI, 10.746%, 4/25/41[4]	191,765	30,074
Series 2013-2, Cl. IA, 7.582%, 2/25/43[4]	909,011	169,591
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[4,5]	11,544,657	8,011
Series 2001-3, Cl. IO, 0.00%, 10/15/31[4,5]	5,269,129	15,714
Series 2002-2, Cl. IO, 0.00%, 1/15/32[4,7]	14,104,035	27,571
Series 2002-3, Cl. IO, 0.00%, 8/15/32[4,5]	18,809,588	218,917
Series 2003-1, Cl. IO, 0.00%, 11/15/32[4,7]	27,972,524	179,402
		530,254,375

GNMA/Guaranteed—6.7%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	28,565	31,511
7.00%, 1/15/28-9/15/29	256,219	274,886

7      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. I Pool: (Continued)
7.50%, 6/15/28-8/15/28	$294,164	$299,871
8.00%, 9/15/28	6,257	6,273
10.50%, 12/15/18-5/15/19	1,220	1,223
Government National Mortgage Assn. II Pool:
3.50%, 7/1/48[3]	17,375,000	17,437,441
4.00%, 7/1/48[3]	47,945,000	49,131,453
7.00%, 1/20/30	22,656	26,113
11.00%, 10/20/19	199	199
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-76, Cl. SG, 30.225%, 10/16/29[4]	121,987	20,224
Series 2011-52, Cl. HS, 21.863%, 4/16/41[4]	3,030,670	343,856
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	720,898	739,831
Series 2009-66, Cl. CD, 2.50%, 8/16/39	11,699	11,699
Series 2014-167, Cl. WF, 2.432% [LIBOR01M+45], 7/20/44[2]	1,791,838	1,788,836
		70,113,416

Non-Agency—17.6%
Commercial—17.2%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 3.41% [H15T1Y+210], 9/26/35[1,2]	303,786	305,127
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	879,139	875,527
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2018-B1, Cl. XA, 13.898%, 1/15/51[4]	17,859,836	710,027
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 14.496%, 11/13/50[4]	7,792,856	487,965
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[4,5]	7,997,228	263,854
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C4, Cl. XA, 13.828%, 10/12/50[4]	20,610,037	1,529,242
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K010, Cl. A1, 3.32%, 7/25/20	1,022,811	1,024,906
Series K027, Cl. A2, 2.637%, 1/25/23	3,500,000	3,451,534
Series K028, Cl. A2, 3.111%, 2/25/23	3,400,000	3,417,479
Series K029, Cl. A2, 3.32%, 2/25/23[8]	4,500,000	4,549,566
Series K030, Cl. A2, 3.25%, 4/25/23[8]	3,820,000	3,849,650
Series K033, Cl. A2, 3.06%, 7/25/23[8]	2,000,000	1,997,531
Series K034, Cl. A2, 3.531%, 7/25/23[8]	4,550,000	4,639,761
Series K035, Cl. A1, 2.615%, 3/25/23	5,870,374	5,833,609
Series K040, Cl. A1, 2.768%, 4/25/24	12,555,718	12,450,483
Series K041, Cl. A1, 2.72%, 8/25/24	10,031,226	9,906,839
Series K042, Cl. A1, 2.267%, 6/25/24	5,148,223	5,030,937
Series K043, Cl. A1, 2.532%, 10/25/23	7,296,724	7,198,526
Series K044, Cl. A1, 2.321%, 3/25/24	13,117,601	12,799,075
Series K045, Cl. A1, 2.493%, 11/25/24	10,537,343	10,344,100
Series K046, Cl. A1, 2.697%, 1/25/25	9,083,892	8,977,059
Series K047, Cl. A1, 2.827%, 12/25/24	10,054,579	9,959,209
Series K048, Cl. A1, 2.689%, 12/25/24	8,995,566	8,867,029

8      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
Commercial (Continued)
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates: (Continued)
Series K051, Cl. X1, 11.74%, 9/25/25[4]	$63,865,406	$2,119,936
Series K053, Cl. A1, 2.548%, 2/25/25	2,554,318	2,503,745
Series K707, Cl. A2, 2.22%, 12/25/18	20,000,000	19,958,544
Series KI01, Cl. A, 2.161% [LIBOR01M+16], 9/25/22[2]	5,922,857	5,925,874
Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,228,359	1,173,300
Series 2017-M13, Cl. FA, 2.348% [LIBOR01M+40], 10/25/24[2]	4,984,483	4,999,753
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,8]	805,000	781,140
Series 2013-K26, Cl. C, 3.721%, 12/25/45[1,8]	550,000	532,902
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,8]	850,000	819,144
Series 2014-K36, Cl. C, 4.501%, 12/25/46[1,8]	3,250,000	3,203,134
Series 2014-K38, Cl. C, 4.789%, 6/25/47[1,8]	5,250,000	5,248,342
Series 2014-K714, Cl. C, 3.981%, 1/25/47[1,8]	2,500,000	2,511,502
Series 2014-K715, Cl. C, 4.265%, 2/25/46[1,8]	2,205,000	2,200,360
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 3.809%, 4/21/34[8]	398,184	408,745
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Cl. D, 4.503%, 8/15/46[1,8]	1,700,000	1,238,313
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 12.66%, 12/15/50[4]	6,809,057	407,234
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 3.059%, 11/26/36[1,8]	1,320,200	1,319,743
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.475%, 6/26/46[1,8]	616,237	615,842
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 2.38% [LIBOR01M+35], 12/7/20[2]	2,644,983	2,651,585
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.731%, 8/25/34[8]	575,409	579,238
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C5, Cl. XA, 13.993%, 11/15/50[4]	13,140,887	879,370
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 12.341%, 12/15/50[4]	9,436,803	641,974
		179,188,755
Residential—0.4%
Citigroup Mortgage Loan Trust, Inc.:
Series 2012-8, Cl. 1A1, 3.901%, 10/25/35[1,8]	107,442	107,601
Series 2014-8, Cl. 1A1, 2.374% [US0001M+29], 7/20/36[1,2]	1,507,187	1,497,292
Connecticut Avenue Securities, Series 2017-C03, Cl. 1M1, 3.041% [US0001M+95], 10/25/29[2]	601,924	605,419
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.349%, 7/25/35[8]	610,901	616,907
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	70,210	62,855
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,027,823	937,475

9      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 3.459%, 10/25/33[8]	$470,157	$477,826

		4,305,375

Total Mortgage-Backed Obligations (Cost $787,671,529)		783,861,921
U.S. Government Obligations—35.9%
Federal Home Loan Mortgage Corp. Nts.:
1.625% Nts., 9/29/20	62,832,000	61,484,945
1.875% Nts., 11/17/20	123,337,000	121,099,667
2.75% Nts., 6/19/23	50,000,000	49,832,100
Federal National Mortgage Assn. Nts.:
1.875% Nts., 9/24/26	4,158,000	3,804,171
2.375% Nts., 1/19/23	50,000,000	49,120,350
2.50% Nts., 4/13/21	39,459,000	39,262,967
2.75% Nts., 6/22/21	49,392,000	49,462,680

Total U.S. Government Obligations (Cost $378,266,600)		374,066,880
Short-Term Note—4.8%
United States Treasury Bills, 1.903%, 9/20/18[9,10,13] (Cost $49,789,063)	50,000,000	49,791,945

	Shares
Investment Company—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.85%[11,12] (Cost $1,000,000)	1,000,000	1,000,000
Total Investments, at Value (Cost $1,287,980,582)	122.8%	1,279,664,764
Net Other Assets (Liabilities)	(22.8)	(237,635,027)
Net Assets	100.0%	$1,042,029,737

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $58,025,469 or 5.57% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,497,912 or 1.30% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $538,017 or 0.05% of the Fund’s net assets at period end.

10      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Footnotes to Statement of Investments (Continued)

7. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

9. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $818,580. See Note 5 of the accompanying Notes.

10. Zero coupon bond reflects effective yield on the original acquisition date.

11. Rate shown is the 7-day yield at period end.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2017	Gross Additions	Gross Reductions	Shares June 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,000,000	—	—	1,000,000

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$1,000,000	$10,098	$—	$—

13. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 3 of the accompanying Notes.

Futures Contracts as of June 30, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Long Bonds	Sell	9/19/18	51	USD 7,382	$7,395,000	$(13,416)
United States Treasury Nts., 10 yr.	Sell	9/19/18	1,379	USD 165,389	165,738,563	(349,538)
United States Treasury Nts., 2 yr.	Sell	9/28/18	3,086	USD 653,865	653,701,597	163,605
United States Treasury Nts., 5 yr.	Sell	9/28/18	211	USD 23,941	23,973,227	(31,801)
United States Ultra Bonds	Buy	9/19/18	4	USD 628	638,250	10,652

						$(220,498)

11      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:
Definitions
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month

12      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event

13      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

14      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$70,944,018	$—	$70,944,018
Mortgage-Backed Obligations	—	783,861,921	—	783,861,921
U.S. Government Obligations	—	374,066,880	—	374,066,880
Short-Term Note	—	49,791,945	—	49,791,945
Investment Company	1,000,000	—	—	1,000,000

Total Investments, at Value	1,000,000	1,278,664,764	—	1,279,664,764
Other Financial Instruments:
Futures contracts	174,257	—	—	174,257

Total Assets	$1,174,257	$1,278,664,764	$—	$1,279,839,021

Liabilities Table
Other Financial Instruments:
Futures contracts	$(394,755)	$—	$—	$(394,755)

Total Liabilities	$(394,755)	$—	$—	$(394,755)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The

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3. Investments and Risks (Continued)

Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$312,802,425

Sold securities	15,604,537

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s

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3. Investments and Risks (Continued)

market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $560,000 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $301,739 of collateral to the counterparty for forward roll transactions.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments

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5. Use of Derivatives (Continued)

(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $2,448,225 and $518,603,686 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

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Item 2.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/17/2018